Shareholders' capital (Tables)	12 Months Ended
Dec. 31, 2023
Shareholders' capital
Summary of changes in shareholders' capital

The following table reconciles the change in Vermilion’s shareholders’ capital:

	2023		2022
Shareholders’ capital	Shares (‘000s)	Amount ($M)	Shares (‘000s)	Amount ($M)
Balance at January 1	163,227	4,243,794	162,261	4,241,773
Vesting of equity based awards	3,657	23,575	2,578	44,811
Shares issued for equity based compensation	655	11,242	549	13,699
Share-settled dividends on vested equity based awards	64	1,179	178	4,377
Repurchase of shares	(5,332)	(137,224)	(2,339)	(60,866)
Balance at December 31	162,271	4,142,566	163,227	4,243,794